(Loss)/ Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss)/ Earnings per share [Abstract]
Schedule of Basic (Loss)/ Earnings Per Ordinary Share	Basic (loss)/ earnings per ordinary share
	December 31, 2025	December 31, 2024	December 31, 2023
(Loss)/Profit attributable to equity holders of the parent (USD)	(15,242,850)	(83,637,387)	960,686
Weighted average number of ordinary shares outstanding	22,586,305	16,458,468	100,000
Basic (loss)/earnings per ordinary share (USD)	(0.67)	(5.08)	9.61